Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Undrawn credit commitments
Letters of credit and guarantees	$ 11,936	$ 11,868	$ 11,716
Letters of credit and guarantees, percentage change from prior period	1.00%
Letters of credit and guarantees, percentage change from same period of prior year	2.00%
Commitments to extend credit	$ 195,765	188,183	189,415
Commitments to extend credit, percentage change from prior period	4.00%
Commitments to Extend Credit, percentage change from same period of prior year	3.00%
Other	$ 702	48	55
Total undrawn credit commitments	$ 208,403	200,099	201,186
Total undrawn credit commitments, percentage change from prior period	4.00%
Total undrawn credit commitments, percentage change from same period of prior year	4.00%
Credit commitments to customers offered and accepted but still revocable	$ 7,400	$ 8,600	$ 8,800